UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.;
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

Item 1:                        Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.14%

COMMON STOCKS 6.06%

Aerospace/Defense 0.17%
EDO Corp.	300	$9,009,000
Raytheon Co.	150	5,703,000
Total		14,712,000

Agriculture 0.22%
Archer Daniels Midland Co.	750	18,495,000

Banking 0.28%
Wachovia Corp.	500	23,795,000

Beverage 0.32%
PepsiCo, Inc.	475	26,937,250

Chemicals 0.67%
E.I. du Pont de Nemours & Co.	400	15,668,000
Lyondell Chemical Co.	325	9,301,500
Praxair, Inc.	500	23,965,000
Texas Petrochemical, Inc.*	411	8,238,665
Total		57,173,165

Diversified Capital Goods 0.26%
3M Co.	300	22,008,000

Electric - Integrated 0.52%
NiSource Inc.	400	9,700,000
Northeast Utilities	1,000	19,950,000
TECO Energy, Inc.	800	14,416,000
Total		44,066,000

Electronics 0.36%
Emerson Electric Co.	400	28,720,000
Mentor Graphics Corp.*	250	2,150,000
Total		30,870,000

Energy - Exploration & Production 0.87%
Chesapeake Energy Corp.	200	7,650,000

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Devon Energy Corp.	400	$27,456,000
Exxon Mobil Corp.	350	22,239,000
Kerr-McGee Corp.	166	16,109,966
Total		73,454,966

Food - Wholesale 0.36%
Conagra Foods, Inc.	300	7,425,000
Kellogg Co.	500	23,065,000
Total		30,490,000

Forestry/Paper 0.21%
International Paper Co.	600	17,880,000

Gaming 0.05%
Aztar Corp.*	150	4,621,500

Integrated Energy 0.38%
Chevron Corp.	500	32,365,000

Machinery 0.15%
Parker Hannifin Corp.	200	12,862,000

Media - Broadcast 0.10%
Clear Channel Communications, Inc.	250	8,222,500

Metals/Mining Excluding Steel 0.19%
Alcoa, Inc.	300	7,326,000
Placer Dome, Inc.(b)	500	8,575,000
Total		15,901,000

Non-Electric Utilities 0.16%
National Fuel Gas Co.	300	10,260,000
SEMCO Energy, Inc.*	489	3,221,067
Total		13,481,067

Pharmaceuticals 0.33%
Merck & Co., Inc.	375	10,203,750
Mylan Laboratories Inc.	400	7,704,000
Pfizer, Inc.	400	9,988,000
Total		27,895,750

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Restaurants 0.12%
McDonald’s Corp.	300	$10,047,000

Software/Services 0.06%
BEA Systems, Inc.*	525	4,714,500

Support - Services 0.05%
CRA Int’l., Inc.*	100	4,169,000

Telecom - Integrated/Services 0.14%
Verizon Communications Inc.	350	11,441,500

Telecommunications Equipment 0.09%
Avaya Inc.*	750	7,725,000

Total Common Stocks (cost $441,145,785)		513,327,198

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 10.33%

Aerospace/Defense 0.85%
Alliant Techsystems Inc.	2.75%	2/15/2024	$20,000	21,450,000
EDO Corp.	5.25%	4/15/2007	10,000	10,287,500
L-3 Communications Holdings, Inc.+	3.00%	8/1/2035	8,700	8,939,250
Lockheed Martin Corp.	3.54%#	8/15/2033	30,000	31,459,200
Total				72,135,950

Brokerage 0.17%
Morgan Stanley+	1.00%	3/30/2012	14,000	14,402,500

Building & Construction 0.37%
Fluor Corp.	1.50%	2/15/2024	25,000	31,187,500

Computer Hardware 0.19%
ASML Holding N.V.(b)	5.75%	10/15/2006	15,000	16,012,500

Diversified Capital Goods 0.24%
Tyco Int’l. Ltd.(b)	2.75%	1/15/2018	16,175	19,955,906

Electronics 0.57%
Artesyn Technologies, Inc.	5.50%	8/15/2010	4,000	5,275,000
Cypress Semiconductor Corp.	1.25%	6/15/2008	12,500	14,671,875

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Flir Systems, Inc.	3.00%	6/1/2023	$12,500	$18,562,500
RF Micro Devices, Inc.	1.50%	7/1/2010	10,000	9,325,000
Total				47,834,375

Gaming 0.27%
International Game Technology	Zero Coupon	1/29/2033	35,000	22,400,000

Health Services 1.48%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	15,000	14,700,000
Apogent Technologies Inc.	2.62%#	12/15/2033	15,000	17,926,650
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	20,000	28,275,000
Invitrogen Corp.	1.50%	2/15/2024	20,000	18,275,000
Invitrogen Corp.+	3.25%	6/15/2025	5,000	5,175,000
SFBC Int’l., Inc.	2.25%	8/15/2024	14,500	17,871,250
Universal Health Services, Inc.	0.426%	6/23/2020	40,000	23,400,000
Total				125,622,900

Hotels 0.20%
Hilton Hotels Corp.	3.375%	4/15/2023	15,000	17,193,750

Household & Leisure Products 0.26%
Costco Cos., Inc.	Zero Coupon	8/19/2017	22,000	21,670,000

Investments & Misc. Financial Services 0.66%
American Express Co.	1.85%	12/1/2033	20,000	21,200,000
Lehman Brothers Holdings Inc.	0.25%	6/24/2008	20,000	22,433,000
Lehman Brothers Holdings Inc.	0.25%	7/7/2011	11,000	11,750,200
Total				55,383,200

Media - Broadcast 0.28%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	10,000	8,987,500
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	17,000	14,960,000
Total				23,947,500

Media - Diversified 0.99%
Liberty Media Corp. Class A	3.25%	3/15/2031	45,000	35,100,000
Mediacom Communications Corp.	5.25%	7/1/2006	5,600	5,600,000
Walt Disney Co. (The)	2.125%	4/15/2023	42,500	43,403,125
Total				84,103,125

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Media - Services 0.10%
Lamar Advertising Co.	2.875%	12/31/2010	$7,500		$8,053,125

Oil Field Equipment & Services 0.64%
Hanover Compressor Co.	4.75%	1/15/2014	10,000		11,225,000
Schlumberger Ltd.(b)	1.50%	6/1/2023	35,000		43,312,500
Total					54,537,500

Pharmaceuticals 1.16%
Celgene Corp.	1.75%	6/1/2008	10,000		22,912,500
MGI PHARMA Inc.	1.682%	3/2/2024	15,000		10,537,500
Teva Pharmaceutical Finance B.V.(b)	0.375%	11/15/2022	20,000		31,275,000
Teva Pharmaceutical Finance II, LLC	0.50%	2/1/2024	7,750		7,769,375
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	25,000		25,531,250
Total					98,025,625

Software/Services 1.06%
DST Systems, Inc.	4.125%	8/15/2023	27,000		34,053,750
EMC Corp.	4.50%	4/1/2007	20,000		20,700,000
Manugistics Group, Inc.	5.00%	11/1/2007	15,000		14,287,500
Mentor Graphics Corp.	6.875%	6/15/2007	21,000		20,973,750
Total					90,015,000

Support - Services 0.22%
Charles River Assoc., Inc.	2.875%	6/15/2034	15,000		18,881,250

Telecom - Wireless 0.12%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000		10,125,000

Telecommunications Equipment 0.31%
LSI Logic Corp.	4.00%	5/15/2010	25,000		26,500,000

Theaters & Entertainment 0.19%
Lions Gate Entertainment Corp.(b)	3.625%	3/15/2025	17,000		16,383,750
Total Convertible Notes & Bonds (cost $846,950,259)					874,370,456

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 2.84%

Agency 0.11%
Federal National Mortgage Assoc.	5.375%		-	(d)	9,184,988

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
Automotive 0.08%
Ford Motor Co. Capital Trust II	6.50%	175	$6,378,750

Banking 0.27%
Marshall & Ilsley Corp.	6.50%	850	22,967,000

Beverage 0.09%
Constellation Brands, Inc.	5.75%	200	7,812,000

Electric - Distribution/Transmission 0.17%
FPL Group, Inc.	8.00%	200	14,230,000

Electric - Generation 0.06%
PNM Resources, Inc.	6.75%	100	5,208,000

Food & Drug Retailers 0.29%
Albertson’s, Inc.	7.25%	1,000	24,900,000

Integrated Energy 0.50%
Williams Cos., Inc. (The)	5.50%	360	41,895,000

Investments & Misc. Financial Services 0.19%
Morgan Stanley+(f)	8.25%	223	15,735,200

Life Insurance 0.32%
MetLife, Inc.	6.375%	960	26,947,200

Pharmaceuticals 0.38%
Schering-Plough Corp.	6.00%	600	32,538,000

Printing & Publishing 0.33%
Interpublic Group of Cos., Inc. (The) Series A	5.375%	650	27,917,500

Property & Casualty Insurance 0.05%
XL Capital Ltd. Class A(b)	6.50%	200	4,566,000
Total Convertible Preferred Stocks (cost $224,116,200)			240,279,638

			Principal
		Maturity	Amount
		Date	(000)
GOVERNMENT SPONSORED ENTERPRISES
BONDS 1.23%

Federal Home Loan Mortgage Corp.	5.75%	4/15/2008	$50,000	51,640,000
Federal National Mortgage Assoc.	6.625%	10/15/2007	50,000	52,160,300
Total Government Sponsored Enterprises Bonds (cost $104,516,548)				103,800,300

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 4.06%

Federal National Mortgage Assoc.	5.50%	2/1/2033	$43,935	$43,971,986
Federal National Mortgage Assoc.	5.50%	7/1/2033	51,632	51,672,079
Federal National Mortgage Assoc.	5.50%	10/1/2033	16,018	16,030,287
Federal National Mortgage Assoc.	6.00%	9/1/2032	4,798	4,881,357
Federal National Mortgage Assoc.	6.00%	5/1/2033	4,982	5,067,890
Federal National Mortgage Assoc.	6.00%	10/1/2033	7,956	8,093,132
Federal National Mortgage Assoc.	6.00%	11/1/2033	3,278	3,334,570
Federal National Mortgage Assoc.	6.00%	1/1/2034	23,468	23,871,533
Federal National Mortgage Assoc.	6.00%	2/1/2034	41,922	42,642,276
Federal National Mortgage Assoc.	6.00%	8/1/2034	29,537	30,044,716
Federal National Mortgage Assoc.	6.00%	9/1/2034	4,000	4,069,257
Federal National Mortgage Assoc.	6.00%	11/1/2034	66,052	67,191,268
Federal National Mortgage Assoc.	6.00%	2/1/2035	29,275	29,780,250
Federal National Mortgage Assoc.	7.00%	3/1/2032	6,014	6,297,013
Federal National Mortgage Assoc.	8.00%	2/1/2030	1,950	2,085,938
Federal National Mortgage Assoc.	8.00%	4/1/2030	3,087	3,301,421
Government National Mortgage Assoc.	8.00%	3/15/2032	1,980	2,121,465
Total Government Sponsored Enterprises Pass-Throughs (cost $346,709,560)				344,456,438

HIGH YIELD CORPORATE NOTES & BONDS 68.66%

Aerospace/Defense 1.26%
Alliant Techsystems, Inc.	8.50%	5/15/2011	15,000	15,862,500
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	10,825,000
DRS Technologies, Inc.	6.875%	11/1/2013	30,000	29,100,000
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,960,000
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,930,000
L-3 Communications Corp.+	6.375%	10/15/2015	11,850	11,998,125
Moog, Inc. Class A+	6.25%	1/15/2015	4,000	4,040,000
Moog, Inc. Class A	6.25%	1/15/2015	4,000	4,040,000
Total				106,755,625

Apparel/Textiles 0.55%
INVISTA+	9.25%	5/1/2012	25,000	27,312,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Quiksilver, Inc.+	6.875%	4/15/2015	$20,000	$19,300,000
Total				46,612,500

Auto Loans 1.84%
Ford Motor Credit Co.	7.25%	10/25/2011	35,000	33,261,165
Ford Motor Credit Co.	7.375%	10/28/2009	30,000	29,003,310
General Motors Acceptance Corp.	7.25%	3/2/2011	100,000	93,089,400
Total				155,353,875

Auto Parts & Equipment 1.49%
Accuride Corp.	8.50%	2/1/2015	10,050	9,899,250
Affinia Group, Inc.+	9.00%	11/30/2014	5,790	4,545,150
ArvinMeritor, Inc.	8.75%	3/1/2012	7,000	6,895,000
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	20,000	16,900,000
Cummins, Inc.	9.50%	12/1/2010	16,650	18,190,125
Delco Remy Int’l., Inc.	11.00%	5/1/2009	27,600	18,078,000
Dura Operating Corp.	8.625%	4/15/2012	10,000	8,950,000
Stanadyne Corp.**	0.00%/12.00%	8/15/2009 & 2/15/2015	15,000	8,175,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	9,950,000
Tenneco Automotive, Inc.	8.625%	11/15/2014	15,000	15,187,500
TRW Automotive, Inc.^	11.00%	2/15/2013	8,500	9,626,250
Total				126,396,275

Automotive 0.25%
General Motors Corp.	7.20%	1/15/2011	10,000	8,950,000
Navistar Int’l. Corp. ^	7.50%	6/15/2011	12,000	12,180,000
Venture Holdings Trust(h)	9.50%	7/1/2005	10,000	25,000
Total				21,155,000

Banking 0.71%
Regions Financial Corp.	4.50%	8/8/2008	25,000	24,885,625
Regions Financial Corp.	7.00%	3/1/2011	14,000	15,423,184
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,899,380
Total				60,208,189

Beverage 0.19%
Le-Nature’s, Inc.+	10.00%	6/15/2013	15,000	16,275,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Building & Construction 0.73%
Beazer Homes USA, Inc.	6.50%	11/15/2013	$10,000	$9,700,000
Beazer Homes USA, Inc.	8.375%	4/15/2012	10,000	10,600,000
Lennar Corp.	7.625%	3/1/2009	15,000	16,194,135
Standard Pacific Corp.	7.00%	8/15/2015	15,000	14,400,000
William Lyon Homes, Inc.	10.75%	4/1/2013	10,000	10,825,000
Total				61,719,135

Building Materials 0.66%
American Standard Cos., Inc.	8.25%	6/1/2009	20,000	22,122,820
Builders FirstSource, Inc.+	8.04%#	2/15/2012	17,400	17,661,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010	15,000	15,975,000
Total				55,758,820

Chemicals 2.82%
Airgas, Inc.	6.25%	7/15/2014	10,000	10,150,000
Crompton Corp.	9.875%	8/1/2012	29,000	33,168,750
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	25,057,500
Hercules, Inc.	6.75%	10/15/2029	25,000	24,625,000
Huntsman LLC	11.50%	7/15/2012	5,181	5,945,198
IMC Global, Inc.	11.25%	6/1/2011	35,000	38,675,000
Lyondell Chemical Co.	9.625%	5/1/2007	9,100	9,600,500
Nalco Co.^	8.875%	11/15/2013	10,000	10,312,500
NOVA Chemicals Corp.(b)	6.50%	1/15/2012	12,000	11,715,000
PQ Corp.+	7.50%	2/15/2013	8,450	8,238,750
Rhodia S.A. ^ (b)	8.875%	6/1/2011	26,825	25,483,750
Rockwood Specialties Group, Inc.+	7.50%	11/15/2014	18,250	17,793,750
Rockwood Specialties Group, Inc.	10.625%	5/15/2011	2,916	3,193,020
Terra Capital, Inc.	11.50%	6/1/2010	13,000	14,950,000
Total				238,908,718

Consumer/Commercial/Lease Financing 0.26%
GATX Financial Corp.	8.875%	6/1/2009	20,000	22,325,520

Consumer-Products 1.03%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,562,500
Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,828,750
Rayovac Corp.	8.50%	10/1/2013	30,750	29,827,500
Spectrum Brands, Inc.	7.375%	2/1/2015	15,000	13,575,000
Total				86,793,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Capital Goods 0.78%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	$19,000	$17,385,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	10,700	9,335,750
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	19,425,000
Trinity Industries, Inc.	6.50%	3/15/2014	20,000	19,800,000
Total				65,945,750

Electric - Generation 2.14%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,950,000
Dynegy Holdings, Inc. ^	6.875%	4/1/2011	22,000	21,615,000
Dynegy Holdings, Inc.+	10.125%	7/15/2013	40,000	44,800,000
Mission Energy Holding Co.	13.50%	7/15/2008	16,000	18,920,000
NRG Energy, Inc.	8.00%	12/15/2013	18,796	20,111,720
Reliant Resources, Inc.	6.75%	12/15/2014	15,500	15,306,250
Reliant Resources, Inc.	9.50%	7/15/2013	34,500	38,295,000
Texas Genco Holdings, Inc.+	6.875%	12/15/2014	10,575	10,812,938
Total				180,810,908

Electric - Integrated 1.69%
Duke Energy Corp.	5.375%	1/1/2009	12,000	12,209,520
Midwest Generation, LLC	8.75%	5/1/2034	25,000	27,968,750
Nevada Power Co.	5.875%	1/15/2015	15,000	14,859,840
PG&E Corp.	4.80%	3/1/2014	10,000	9,794,520
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,900,480
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	22,500	24,356,250
PSEG Energy Holdings, Inc.	8.625%	2/15/2008	15,000	15,750,000
TECO Energy, Inc.	7.50%	6/15/2010	10,000	10,800,000
TXU Corp.	5.55%	11/15/2014	15,000	14,314,905
Total				142,954,265

Electronics 0.77%
Amkor Technology, Inc. ^	7.75%	5/15/2013	10,000	8,600,000
Communications & Power Industries, Inc.	8.00%	2/1/2012	9,675	9,916,875
Corning Inc.	8.30%	4/4/2025	15,000	15,582,735
Freescale Semiconductor, Inc. ^	7.125%	7/15/2014	16,000	17,120,000
SBA Communications Corp.**	0.00%/9.75%	12/15/2007 & 2011	15,657	14,287,013
Total				65,506,623

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Energy - Exploration & Production 3.83%
Chesapeake Energy Corp.	6.25%	1/15/2018	$50,000	$49,250,000
Chesapeake Energy Corp.+	6.50%	8/15/2017	14,000	14,315,000
Chesapeake Energy Corp.	7.00%	8/15/2014	25,750	27,166,250
Clayton Williams Energy, Inc.+	7.75%	8/1/2013	6,825	6,705,563
El Paso Production Holding Co.	7.75%	6/1/2013	35,000	36,750,000
Energy Partners, Ltd.	8.75%	8/1/2010	15,000	15,750,000
EXCO Resources, Inc.	7.25%	1/15/2011	31,000	32,240,000
Forest Oil Corp.	7.75%	5/1/2014	10,000	10,675,000
Forest Oil Corp.	8.00%	6/15/2008	15,000	15,993,750
Harvest Operations Corp.(b)	7.875%	10/15/2011	10,000	9,925,000
Houston Exploration Co.	7.00%	6/15/2013	19,050	19,526,250
KCS Energy Services, Inc.+	7.125%	4/1/2012	11,300	11,639,000
KCS Energy Services, Inc.	7.125%	4/1/2012	13,600	14,008,000
Kerr-McGee Corp.	6.95%	7/1/2024	10,150	10,568,170
Magnum Hunter Resources Corp.	9.60%	3/15/2012	4,500	4,905,000
Pogo Producing Co.+	6.625%	3/15/2015	12,000	12,240,000
Pogo Producing Co.+	6.875%	10/1/2017	7,925	8,073,594
Range Resources Corp.	7.375%	7/15/2013	22,925	24,415,125
Total				324,145,702

Environmental 0.90%
Allied Waste North America Inc.	5.75%	2/15/2011	15,000	14,062,500
Allied Waste North America Inc. ^	6.125%	2/15/2014	35,000	32,900,000
Allied Waste North America Inc.+	7.25%	3/15/2015	29,800	29,502,000
Total				76,464,500

Food - Wholesale 1.38%
American Seafood Holdings LLC	10.125%	4/15/2010	10,000	10,700,000
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	25,000	23,687,500
Corn Products Int’l., Inc.	8.25%	7/15/2007	15,000	15,863,475
Dole Food Co.	8.75%	7/15/2013	20,000	21,500,000
Land O’Lakes, Inc.	8.75%	11/15/2011	10,000	10,525,000
Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	16,612,500
Pinnacle Foods Holdings Corp.	8.25%	12/1/2013	18,825	17,883,750
Total				116,772,225

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food & Drug Retailers 1.71%
Ingles Markets, Inc.	8.875%	12/1/2011	$25,000	$25,375,000
Jean Coutu Group (PJC) Inc. (The)(b)	8.50%	8/1/2014	18,500	18,500,000
Rite Aid Corp.	6.875%	8/15/2013	34,000	28,985,000
Rite Aid Corp.	8.125%	5/1/2010	35,150	36,028,750
Roundy’s, Inc.	8.875%	6/15/2012	10,000	11,100,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	25,000	24,812,500
Total				144,801,250

Forestry/Paper 2.98%
Abitibi-Consolidated, Inc.(b)	8.55%	8/1/2010	20,025	20,475,562
Ainsworth Lumber Co. Ltd.(b)	7.25%	10/1/2012	19,470	18,399,150
Boise Cascade, LLC	7.125%	10/15/2014	10,000	9,525,000
Bowater, Inc.^	6.50%	6/15/2013	21,950	20,578,125
Buckeye Technologies, Inc.	8.00%	10/15/2010	21,000	20,055,000
Jefferson Smurfit Corp.	7.50%	6/1/2013	20,000	18,100,000
Jefferson Smurfit Corp.	8.25%	10/1/2012	10,000	9,450,000
JSG Funding plc(b)	7.75%	4/1/2015	18,000	15,390,000
JSG Funding plc(b)	9.625%	10/1/2012	14,500	14,645,000
JSG Holding plc PIK+(a)	11.50%	10/1/2015	10,781	11,369,958
Longview Fibre Co.	10.00%	1/15/2009	11,500	12,190,000
Newark Group, Inc.	9.75%	3/15/2014	11,500	10,292,500
Norske Skog Canada Ltd.(b)	7.375%	3/1/2014	18,925	18,073,375
Stone Container Corp.	8.375%	7/1/2012	4,000	3,820,000
Stone Container Corp.	9.75%	2/1/2011	17,000	17,340,000
Tembec Industries, Inc.(b)	7.75%	3/15/2012	15,000	9,600,000
Tembec Industries, Inc. ^ (b)	8.625%	6/30/2009	33,500	22,947,500
Total				252,251,170

Gaming 4.68%
Aztar Corp.	7.875%	6/15/2014	10,000	10,500,000
Boyd Gaming Corp.	8.75%	4/15/2012	8,650	9,363,625
Hard Rock Hotel, Inc.	8.875%	6/1/2013	30,000	32,325,000
Harrah’s Operating Co., Inc.	5.375%	12/15/2013	10,000	9,881,910
Harrah’s Operating Co., Inc.	7.50%	1/15/2009	25,000	26,848,125
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	34,250	33,008,438
Isle of Capri Casinos, Inc. ^	9.00%	3/15/2012	15,000	15,975,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Las Vegas Sands Corp.	6.375%	2/15/2015	$35,000	$33,950,000
Mandalay Resort Group^	9.375%	2/15/2010	20,000	22,150,000
MGM Mirage, Inc.	6.75%	9/1/2012	32,000	32,680,000
Park Place Entertainment Corp.	8.125%	5/15/2011	15,000	16,781,250
Park Place Entertainment Corp.	9.375%	2/15/2007	23,500	24,851,250
Penn National Gaming, Inc.	6.875%	12/1/2011	14,000	14,140,000
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	10,000	9,062,500
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	17,505,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	10,000,000
Seneca Gaming Corp. ^	7.25%	5/1/2012	4,500	4,635,000
Station Casinos, Inc.	6.50%	2/1/2014	30,500	30,652,500
Turning Stone Casino Resort+	9.125%	12/15/2010	12,000	12,540,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	30,000	28,837,500
Total				395,687,598

Gas Distribution 2.57%
El Paso Corp. ^	7.00%	5/15/2011	65,000	65,162,500
El Paso Corp.	7.75%	1/15/2032	28,250	28,603,125
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,312,000
Ferrellgas Partners, L.P.	8.75%	6/15/2012	15,625	15,937,500
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	23,050	22,934,750
Sonat Inc. ^	7.625%	7/15/2011	18,000	18,360,000
Suburban Propane Partners, L.P.	6.875%	12/15/2013	20,000	18,300,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	30,000	33,150,000
Total				217,759,875

Health Services 4.46%
Alliance Imaging, Inc.	7.25%	12/15/2012	12,000	11,040,000
AmeriPath, Inc.	10.50%	4/1/2013	22,500	23,512,500
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	11,700	11,407,500
CDRV Investors, Inc.**	0.00%/9.625%	1/1/2010 & 2015	15,000	8,625,000
Coventry Healthcare, Inc.	6.125%	1/15/2015	11,000	11,330,000
DaVita, Inc.	7.25%	3/15/2015	10,500	10,696,875
Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,637,500
Hanger Orthopedic Group, Inc. ^	10.375%	2/15/2009	15,000	15,337,500
HCA Inc	6.375%	1/15/2015	22,250	22,124,310
HealthSouth Corp.	8.375%	10/1/2011	20,000	19,150,000
HealthSouth Corp.	10.75%	10/1/2008	15,000	14,737,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
National Mentor, Inc.+	9.625%	12/1/2012	$12,000	$12,600,000
National Nephrology Assoc., Inc.+	9.00%	11/1/2011	9,000	10,057,500
PacifiCare Health Systems, Inc.	10.75%	6/1/2009	22,750	24,655,312
PerkinElmer, Inc.	8.875%	1/15/2013	25,750	28,325,000
Rotech Healthcare Inc.	9.50%	4/1/2012	6,630	7,127,250
Senior Housing Properties Trust	8.625%	1/15/2012	7,750	8,660,625
Stewart Enterprises, Inc.+	6.25%	2/15/2013	7,500	7,162,500
Tenet Healthcare Corp.	7.375%	2/1/2013	40,000	38,100,000
Tenet Healthcare Corp.+	9.25%	2/1/2015	28,700	29,130,500
Tenet Healthcare Corp.	9.875%	7/1/2014	10,000	10,500,000
Triad Hospitals, Inc.	7.00%	11/15/2013	17,650	17,958,875
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	18,125	19,393,750
Total				377,269,997

Hotels 1.12%
FelCor Lodging Trust, Inc.	9.00%	6/1/2011	15,000	16,387,500
Gaylord Entertainment Co.	6.75%	11/15/2014	15,000	14,587,500
Host Marriott L.P.	6.375%	3/15/2015	17,250	16,818,750
Host Marriott L.P.	7.00%	8/15/2012	20,000	20,375,000
Host Marriott L.P.	9.25%	10/1/2007	25,000	26,468,750
Total				94,637,500

Household & Leisure Products 0.12%
ACCO Brands Corp.+	7.625%	8/15/2015	10,000	9,950,000

Investments & Misc. Financial Services 0.82%
Dow Jones CDX HY+	7.75%	12/29/2009	49,500	49,809,375
Dow Jones CDX HY+	8.25%	6/29/2010	19,800	19,701,000
Total				69,510,375

Leisure 0.60%
Gaylord Entertainment Co.	8.00%	11/15/2013	31,000	32,705,000
Six Flags, Inc.	9.625%	6/1/2014	8,750	8,662,500
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	9,080,000
Total				50,447,500

Machinery 0.91%
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	11,500,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Case New Holland, Inc.	9.25%	8/1/2011	$10,000	$10,625,000
Dresser, Inc.	9.375%	4/15/2011	15,000	15,900,000
Gardner Denver, Inc.+	8.00%	5/1/2013	11,825	12,371,906
JLG Industries, Inc.	8.25%	5/1/2008	15,000	15,900,000
Manitowoc Co., Inc.	7.125%	11/1/2013	10,000	10,400,000
Total				76,696,906

Media - Broadcast 2.07%
Allbritton Communications Co. ^	7.75%	12/15/2012	65,000	64,837,500
Clear Channel Communications, Inc.	4.625%	1/15/2008	10,450	10,349,513
Clear Channel Communications, Inc.	7.65%	9/15/2010	18,500	20,101,656
Lin Television Corp.	6.50%	5/15/2013	10,075	9,596,437
Paxson Communications Corp.	10.75%	7/15/2008	32,250	31,846,875
Radio One, Inc.+	6.375%	2/15/2013	10,000	9,900,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	17,832	18,344,670
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	10,000	10,550,000
Total				175,526,651

Media - Cable 4.54%
CCH Inc. LLC+	11.00%	10/1/2015	42,937	42,078,260
Century Communications Corp.(c)	8.375%	12/15/2007	8,000	8,600,000
Century Communications Corp.(h)	9.50%	3/1/2005	40,000	43,500,000
Charter Communication Holdings LLC	10.25%	9/15/2010	20,000	20,600,000
Comcast Corp.	5.85%	1/15/2010	15,000	15,519,855
CSC Holdings, Inc.	8.125%	8/15/2009	22,800	23,085,000
DirecTV Holdings LLC+	6.375%	6/15/2015	25,000	24,937,500
DirecTV Holdings LLC	8.375%	3/15/2013	16,900	18,526,625
Echostar DBS Corp.	6.375%	10/1/2011	17,500	17,434,375
Echostar DBS Corp.	9.125%	1/15/2009	10,000	10,550,000
Frontiervision L.P. (c)	11.875%	9/15/2007	20,000	25,700,000
Frontiervision L.P. Series B (c)	11.875%	9/15/2007	10,000	12,850,000
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	50,000	51,250,000
Mediacom Broadband LLC+	8.50%	10/15/2015	12,500	12,125,000
Mediacom Communications Corp. ^	9.50%	1/15/2013	42,500	42,393,750
Renaissance Media Group LLC	10.00%	4/15/2008	15,000	14,925,000
Total				384,075,365

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media - Diversified 0.40%
Block Communications, Inc.	9.25%	4/15/2009	$15,000	$15,975,000
Globo Comunicacoes E Participacoes S.A.+(b)	7.375%#	10/20/2011	17,972	17,522,672
Total				33,497,672

Media - Services 0.63%
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	14,820	13,412,100
Interpublic Group of Cos., Inc. (The) ^	7.25%	8/15/2011	10,000	9,850,000
Warner Music Group Corp.	7.375%	4/15/2014	30,000	30,225,000
Total				53,487,100

Metals/Mining Excluding Steel 0.68%
Century Aluminum Co.	7.50%	8/15/2014	7,550	7,814,250
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	10,475,000
Novelis Inc.+(b)	7.25%	2/15/2015	15,000	14,250,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	14,981,250
Timken Co. (The)	5.75%	2/15/2010	10,000	10,104,640
Total				57,625,140

Non-Electric Utilities 0.20%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,820	1,863,294
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,792,964
Total				16,656,258

Non-Food & Drug Retailers 0.58%
Couche-Tard U.S. L.P.	7.50%	12/15/2013	14,000	14,490,000
Gsc Holdings LLC+	8.00%	10/1/2012	4,875	4,875,000
Neiman Marcus Group, Inc. (The) PIK+(e)	9.00%	10/15/2015	15,650	15,767,375
Toys “R” Us, Inc.	7.625%	8/1/2011	15,000	13,725,000
Total				48,857,375

Office Equipment 0.17%
Xerox Corp.	6.875%	8/15/2011	14,000	14,700,000

Oil Field Equipment & Services 0.65%
Grant Prideco, Inc.+	6.125%	8/15/2015	2,725	2,765,875
Hanover Compressor Co.	8.625%	12/15/2010	12,075	13,071,187
Hanover Compressor Co.	9.00%	6/1/2014	6,150	6,864,938
J. Ray McDermott, S.A.+	11.50%	12/15/2013	10,000	11,500,000
Key Energy Services, Inc.	6.375%	5/1/2013	12,000	12,000,000
Pride Int’l., Inc.	7.375%	7/15/2014	8,000	8,730,000
Total				54,932,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 1.80%
Anchor Glass Container Corp.(c)	11.00%	2/15/2013	$3,400	$2,193,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	45,000	42,975,000
Graham Packaging Co., Inc.	8.50%	10/15/2012	17,795	17,795,000
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	25,000	26,125,000
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	35,000	36,925,000
Owens Illinois, Inc.	7.50%	5/15/2010	20,000	20,400,000
Vitro Envases Norteamerica+(b)	10.75%	7/23/2011	6,000	6,150,000
Total				152,563,000

Pharmaceuticals 1.02%
Alpharma Inc.	8.625%	5/1/2011	25,000	25,875,000
Mylan Laboratories Inc.+	6.375%	8/15/2015	20,000	20,125,000
Warner Chilcott Corp.+	8.75%	2/1/2015	42,000	40,530,000
Total				86,530,000

Printing & Publishing 1.92%
American Media, Inc.	10.25%	5/1/2009	5,000	4,887,500
Dex Media, Inc.**	0.00%/9.00%	11/15/2008 & 2013	15,000	11,887,500
Dex Media, Inc.	8.00%	11/15/2013	13,000	13,422,500
Dex Media West	9.875%	8/15/2013	25,394	28,155,598
Houghton Mifflin Co.**	0.00%/11.50%	10/15/2008 & 2013	25,000	19,000,000
Houghton Mifflin Co.	9.875%	2/1/2013	35,000	37,275,000
PRIMEDIA, Inc.	8.875%	5/15/2011	15,000	15,787,500
R.H. Donnelley Corp.	6.875%	1/15/2013	22,150	21,097,875
R.H. Donnelley Inc.	10.875%	12/15/2012	10,000	11,275,000
Total				162,788,473

Railroads 0.34%
Union Pacific Corp.	3.625%	6/1/2010	30,500	28,915,494

Restaurants 0.55%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	15,500	15,577,500
Friendly Ice Cream Corp.	8.375%	6/15/2012	14,000	13,300,000
Landry’s Restaurants, Inc.	7.50%	12/15/2014	7,200	6,876,000
O’Charley’s, Inc.	9.00%	11/1/2013	10,000	10,650,000
Total				46,403,500

Software/Services 1.18%
Electronic Data Systems Corp.	6.50%	8/1/2013	35,000	35,907,515
SunGard Data Systems Inc.+	9.125%	8/15/2013	23,000	23,948,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
SunGard Data Systems Inc.+	10.25%	8/15/2015	$20,000	$20,350,000
Unisys Corp.	6.875%	3/15/2010	10,000	9,700,000
Unisys Corp.	8.00%	10/15/2012	10,000	9,875,000
Total				99,781,265

Steel Producers/Products 0.34%
AK Steel Corp.	7.75%	6/15/2012	15,000	13,912,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	14,625,000
Total				28,537,500

Support-Services 1.55%
Iron Mountain Inc.	6.625%	1/1/2016	37,000	34,965,000
Iron Mountain Inc.	7.75%	1/15/2015	50,000	51,000,000
Iron Mountain Inc.	8.625%	4/1/2013	15,000	15,787,500
JohnsonDiversey Holdings, Inc.**	0.00%/10.67%	5/15/2007 & 2013	12,000	8,940,000
United Rentals (North America), Inc.^	7.75%	11/15/2013	12,800	12,416,000
Williams Scotsman, Inc.+	8.50%	10/1/2015	8,000	8,140,000
Total				131,248,500

Telecom - Fixed Line 0.52%
Level 3 Communications, Inc.	11.25%	3/15/2010	15,000	11,625,000
Level 3 Financing, Inc.	10.75%	10/15/2011	25,000	21,031,250
Valor Telecommunications Enterprise LLC/Finance Corp.	7.75%	2/15/2015	11,275	10,993,125
Total				43,649,375

Telecom - Integrated/Services 2.64%
Cincinnati Bell, Inc.	8.375%	1/15/2014	36,000	35,640,000
Intelsat Bermuda Ltd.+(b)	8.25%	1/15/2013	22,750	23,005,937
MCI, Inc.	8.735%	5/1/2014	15,500	17,321,250
Qwest Capital Funding, Inc.	7.90%	8/15/2010	70,000	69,825,000
Qwest Communications Int’l., Inc.	7.25%	2/15/2011	30,000	29,362,500
Qwest Services Corp.	13.50%	12/15/2010	31,800	36,570,000
Syniverse Technologies Inc.+	7.75%	8/15/2013	12,000	12,150,000
Total				223,874,687

Telecom - Wireless 2.33%
Airgate PCS, Inc.	7.349%#	10/15/2011	12,000	12,420,000
Airgate PCS, Inc.+^	9.375%	9/1/2009	5,000	5,275,000
Airgate PCS, Inc.	9.375%	9/1/2009	9,200	9,705,894
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	16,987,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Centennial Communications Corp.	10.125%	6/15/2013	$33,000	$37,290,000
Dobson Communications Corp.	8.875%	10/1/2013	6,900	6,934,500
Dobson Communications Corp.	10.875%	7/1/2010	15,000	15,918,750
Nextel Partners, Inc.	8.125%	7/1/2011	27,200	29,512,000
Rogers Wireless, Inc.(b)	9.625%	5/1/2011	5,000	5,800,000
Rural Cellular Corp.	9.75%	1/15/2010	20,225	20,528,375
Triton PCS, Inc.	8.75%	11/15/2011	1,050	863,625
Triton PCS, Inc.	9.375%	2/1/2011	22,950	18,933,750
UbiquiTel Operating Co.	9.875%	3/1/2011	15,000	16,725,000
Total				196,894,394

Telecommunications Equipment 0.16%
Lucent Technologies Inc.	6.45%	3/15/2029	15,000	13,200,000

Theaters & Entertainment 0.57%
AMC Entertainment, Inc.	8.00%	3/1/2014	25,000	22,125,000
Carmike Cinemas, Inc. Class A^	7.50%	2/15/2014	11,325	9,881,062
Cinemark USA, Inc.	9.00%	2/1/2013	10,000	10,375,000
LCE Acquisition Corp.	9.00%	8/1/2014	6,400	6,256,000
Total				48,637,062

Transportation Excluding Air/Rail 0.57%
CHC Helicopter Corp.(b)	7.375%	5/1/2014	15,000	15,450,000
Hornbeck Offshore Services, Inc.+(e)	6.125%	12/1/2014	3,000	2,992,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	12,790	12,758,025
Offshore Logistics, Inc.	6.125%	6/15/2013	17,525	17,349,750
Total				48,550,275
Total High Yield Corporate Notes & Bonds (cost $5,753,796,518)				5,810,805,637

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.25%

Credit Suisse First Boston Series 1998-C2
Class A2 (cost $19,519,420)	6.30%	11/11/2030	20,000	20,842,058

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 2.71%
U.S. Treasury Note	4.375%	5/15/2007	$75,000	$75,272,475
U.S. Treasury Note	4.625%	5/15/2006	50,000	50,189,500
U.S. Treasury Note	5.00%	2/15/2011	100,000	103,714,900
Total U.S. Treasury Obligations (cost $231,611,406)				229,176,875

	Shares
	(000)
WARRANT 0.00%

Software/Services 0.00%
Interpath Communications Warrant Expiring 5/21/2007* (cost $0)	-	(d)	-	(i)

Total Long-Term Investments (cost $7,968,365,696)			8,137,058,600

SHORT-TERM INVESTMENTS 3.23%

Collateral for Securities on Loan 0.74%
State Street Navigator Securities Lending Prime Portfolio 3.74%(g)	62,690		62,690,020

See Notes to Schedule of Investments.

	Principal
	Amount
Investments	(000)	Value
Repurchase Agreement 2.49%

Repurchase Agreement dated 9/30/2005,
3.17% due 10/3/2005 with State Street
Bank & Trust Co. collateralized by
$ 213,225,000 of Federal Home Loan
Mortgage Corp. at 4.50% due 11/15/2011;
value: $214,624,289; proceeds: $210,470,231	$210,415	$210,414,647

Total Short-Term Investments (cost $273,104,667)		273,104,667

Total Investments in Securities 99.37% (cost $8,241,470,363)		8,410,163,267

Other Assets in Excess of Liabilities 0.63%		53,196,100

Net Assets 100.00%		$8,463,359,367

*                         Non-income producing security.

**                    Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+                         Security is exempt from registration under Rule 144A of the Securities Act of 1933.

                              This security may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                         Variable rate security. The interest rate represents the rate at September 30, 2005.

^                          All (or a portion of security) on loan. As of September 30, 2005, the value of securities loaned for the Fund is $61,396,096. These loans are collateralized by cash of $62,690,020, which is invested in a restricted money market account. See Note 2.

(a)                    Bond issued by a foreign entity, denominated in Euros and converted to U.S. dollars at period-end exchange rate. The value of this security is 0.13% of total net assets. The remaining securities, 99.87% of total net assets, are invested in U.S. dollar-denominated securities.

(b)                   Foreign security traded in U.S. dollars.

(c)                    Defaulted security.

(d)                   Amount represents less than 1,000 shares.

(e)                    Securities purchased on a when-issued basis.

(f)                      Private placement.

(g)                   Rate shown reflects 7-day yield as of September 30, 2005.

(h)                   Securities in default. Maturity date represents original maturity date.

(i)                     Value is less than $1,000.

PIK Payment-in-kind.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company.  The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified cost method.

(c)      Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)     Securities Lending- The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)        Structured Securities-The Fund may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g)     When-Issued or Forward Transactions- The Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.  FEDERAL TAX INFORMATION

As of September 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,279,989,632
Gross unrealized gain	334,200,419
Gross unrealized loss	(204,026,784)
Net unrealized security gain	$130,173,635

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.  Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities.  The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:                        Controls and Procedures.

(a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                        Exhibits.

(i)                                Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.;

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005